Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000820027
Registrant Name	AMERIPRISE FINANCIAL INC
Registration File Number	333-277307
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES